Related Party Transactions - Schedule of Key Management Personnel Compensation Comprised (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Key Management Personnel Compensation Comprised [Abstract]
Short-term employee benefits	€ 1,800	€ 2,001	€ 2,532
Share-based payments	3,310	1,509	2,228
Total	€ 5,110	€ 3,510	€ 4,760